RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2013
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS

11.       RISK MANAGEMENT AND FINANCIAL INSTRUMENTS

MARKET PRICE RISK

The Company’s earnings, cash flows and other comprehensive income (OCI) are subject to movements in foreign exchange rates, interest rates, commodity prices and the Company’s share price (collectively, market price risk). Formal risk management policies, processes and systems have been designed to mitigate these risks.

The following summarizes the types of market price risks to which the Company is exposed and the risk management instruments used to mitigate them. The Company uses a combination of qualifying and non-qualifying derivative instruments to manage the risks noted below.

Foreign Exchange Risk

The Company’s earnings, cash flows, and OCI are subject to foreign exchange rate variability, primarily arising from its United States dollar denominated investments and subsidiaries, and certain revenues denominated in United States dollars and certain expenses denominated in Euros. The Company has implemented a policy where it economically hedges a minimum level of foreign currency denominated earnings exposures identified over the next five year period. The Company may also hedge anticipated foreign currency denominated purchases or sales, foreign currency denominated debt, as well as certain equity investment balances and net investments in foreign denominated subsidiaries. The Company uses a combination of qualifying and non-qualifying derivative instruments to manage variability in cash flows arising from its United States dollar investments and subsidiaries, and primarily non-qualifying derivative instruments to manage variability arising from certain revenues denominated in United States dollars.

Interest Rate Risk

The Company’s earnings and cash flows are exposed to short term interest rate variability due to the regular repricing of its variable rate debt, primarily commercial paper. Pay fixed-receive floating interest rate swaps and options are used to hedge against the effect of future interest rate movements. The Company has implemented a program to significantly mitigate the impact of short-term interest rate volatility on interest expense through 2017 with an average swap rate of 2.2%.

The Company’s earnings and cash flows are also exposed to variability in longer term interest rates ahead of anticipated fixed rate debt issuances. Forward starting interest rate swaps are used to hedge against the effect of future interest rate movements. The Company has implemented a program to significantly mitigate its exposure to long-term interest rate variability on select forecast term debt issuances through 2016. A total of $10,078 million of future fixed rate term debt issuances have been hedged at an average swap rate of 3.4%.

The Company also monitors its debt portfolio mix of fixed and variable rate debt instruments to maintain a consolidated portfolio of debt which stays within its Board of Directors approved policy limit band of a maximum of 25% floating rate debt as a percentage of total debt outstanding. The Company uses primarily qualifying derivative instruments to manage interest rate risk.

Commodity Price Risk

The Company’s earnings and cash flows are exposed to changes in commodity prices as a result of ownership interest in certain assets and investments, as well as through the activities of its energy services subsidiaries. These commodities include natural gas, crude oil, power and natural gas liquids (NGL). The Company employs financial derivative instruments to fix a portion of the variable price exposures that arise from physical transactions involving these commodities. The Company uses primarily non-qualifying derivative instruments to manage commodity price risk.

Equity Price Risk

Equity price risk is the risk of earnings fluctuations due to changes in the Company’s share price. The Company has exposure to its own common share price through the issuance of various forms of stock-based compensation, which affect earnings through revaluation of the outstanding units every period. The Company uses equity derivatives to manage the earnings volatility derived from one form of stock-based compensation, restricted stock units. The Company uses a combination of qualifying and non-qualifying derivative instruments to manage equity price risk.

TOTAL DERIVATIVE INSTRUMENTS

The following table summarizes the balance sheet location and carrying value of the Company’s derivative instruments. The Company did not have any outstanding fair value hedges at June 30, 2013 or December 31, 2012.

The Company generally has a policy of entering into individual International Swaps and Derivatives Association, Inc. (ISDA) agreements, or other similar derivative agreements, with the majority of its derivative counterparties. These agreements provide for the net settlement of derivative instruments outstanding with specific counterparties in the event of bankruptcy or other significant credit event, and would reduce the Company’s credit risk exposure on derivative asset positions outstanding with the counterparties in these particular circumstances. The following table also summarizes the maximum potential settlement in the event of these specific circumstances. All amounts are presented gross in the Consolidated Statements of Financial Position.

June 30, 2013	Derivative Instruments Used as Cash Flow Hedges	Derivative Instruments Used as Net Investment Hedges	Non- Qualifying Derivative Instruments	Total Gross Derivative Instruments as Presented	Amounts Available for Offset	Total Net Derivative Instruments
(millions of Canadian dollars)
Accounts receivable and other
Foreign exchange contracts	13	13	73	99	(63)	36
Interest rate contracts	69	-	10	79	(10)	69
Commodity contracts	14	-	208	222	(91)	131
Other contracts	2	-	9	11	-	11
	98	13	300	411	(164)	247
Deferred amounts and other assets
Foreign exchange contracts	8	39	48	95	(75)	20
Interest rate contracts	285	-	5	290	(41)	249
Commodity contracts	11	-	63	74	(37)	37
Other contracts	2	-	2	4	-	4
	306	39	118	463	(153)	310
Accounts payable and other
Foreign exchange contracts	(2)	-	(99)	(101)	63	(38)
Interest rate contracts	(366)	-	(7)	(373)	20	(353)
Commodity contracts	(6)	-	(187)	(193)	91	(102)
	(374)	-	(293)	(667)	174	(493)
Other long-term liabilities
Foreign exchange contracts	(6)	(29)	(411)	(446)	75	(371)
Interest rate contracts	(101)	-	(7)	(108)	31	(77)
Commodity contracts	(1)	-	(483)	(484)	37	(447)
	(108)	(29)	(901)	(1,038)	143	(895)
Total net derivative asset/(liability)
Foreign exchange contracts	13	23	(389)	(353)	-	(353)
Interest rate contracts	(113)	-	1	(112)	-	(112)
Commodity contracts	18	-	(399)	(381)	-	(381)
Other contracts	4	-	11	15	-	15
	(78)	23	(776)	(831)	-	(831)

December 31, 2012	Derivative Instruments Used as Cash Flow Hedges	Derivative Instruments Used as Net Investment Hedges	Non- Qualifying Derivative Instruments	Total Gross Derivative Instruments as Presented	Amounts Available for Offset	Total Net Derivative Instruments
(millions of Canadian dollars)
Accounts receivable and other
Foreign exchange contracts	4	16	210	230	(101)	129
Interest rate contracts	7	-	9	16	(9)	7
Commodity contracts	9	-	119	128	(28)	100
Other contracts	3	-	6	9	-	9
	23	16	344	383	(138)	245
Deferred amounts and other assets
Foreign exchange contracts	11	79	225	315	(40)	275
Interest rate contracts	18	-	12	30	(25)	5
Commodity contracts	1	-	59	60	(32)	28
Other contracts	2	-	1	3	-	3
	32	79	297	408	(97)	311
Accounts payable and other
Foreign exchange contracts	(5)	-	(100)	(105)	101	(4)
Interest rate contracts	(673)	-	-	(673)	9	(664)
Commodity contracts	(3)	-	(294)	(297)	28	(269)
	(681)	-	(394)	(1,075)	138	(937)
Other long-term liabilities
Foreign exchange contracts	(41)	(5)	(23)	(69)	40	(29)
Interest rate contracts	(290)	-	(15)	(305)	25	(280)
Commodity contracts	(2)	-	(387)	(389)	32	(357)
	(333)	(5)	(425)	(763)	97	(666)
Total net derivative asset/(liability)
Foreign exchange contracts	(31)	90	312	371	-	371
Interest rate contracts	(938)	-	6	(932)	-	(932)
Commodity contracts	5	-	(503)	(498)	-	(498)
Other contracts	5	-	7	12	-	12
	(959)	90	(178)	(1,047)	-	(1,047)

The following table summarizes the maturity and notional principal or quantity outstanding related to the Company’s derivative instruments.

June 30, 2013	2013	2014	2015	2016	2017	2018	Thereafter
Foreign exchange contracts - United States dollar forwards - purchase (millions of United States dollars)	955	468	25	25	413	2	4
Foreign exchange contracts - United States dollar forwards - sell (millions of United States dollars)	2,120	2,402	2,751	2,323	2,557	1,649	3,771
Foreign exchange contracts - Euro forwards - purchase (millions of Euros)	4	-	-	-	-	-	-
Interest rate contracts - short-term borrowings (millions of Canadian dollars)	1,408	3,613	3,487	3,179	2,870	150	53
Interest rate contracts - long-term debt (millions of Canadian dollars)	3,273	3,861	1,776	1,168	-	-	-
Equity contracts (millions of Canadian dollars)	41	38	38	-	-	-	-
Commodity contracts - natural gas (billions of cubic feet)	26	41	11	10	11	3	-
Commodity contracts - crude oil (millions of barrels)	10	36	29	23	18	9	-
Commodity contracts - NGL (millions of barrels)	3	3	-	-	-	-	-
Commodity contracts - power (megawatt hours (MWH))	51	55	5	20	40	30	16

December 31, 2012	2013	2014	2015	2016	2017	Thereafter
Foreign exchange contracts - United States dollar forwards - purchase (millions of United States dollars)	558	468	25	25	413	6
Foreign exchange contracts - United States dollar forwards - sell (millions of United States dollars)	2,088	2,402	2,751	2,323	2,557	158
Foreign exchange contracts - Euro forwards - purchase (millions of Euros)	6	-	-	-	-	-
Interest rate contracts - short-term borrowings (millions of Canadian dollars)	3,644	3,591	3,455	3,157	2,841	171
Interest rate contracts - long-term debt (millions of Canadian dollars)	4,590	3,055	1,760	1,142	-	-
Equity contracts (millions of Canadian dollars)	39	36	-	-	-	-
Commodity contracts - natural gas (billions of cubic feet)	55	19	10	10	11	3
Commodity contracts - crude oil (millions of barrels)	37	38	29	23	18	9
Commodity contracts - NGL (millions of barrels)	1	2	-	-	-	-
Commodity contracts - power (MWH)	51	67	48	63	83	66

The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income

The following table presents the effect of cash flow hedges and net investment hedges on the Company’s consolidated earnings and consolidated comprehensive income, before the effect of income taxes.

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
(millions of Canadian dollars)
Amount of unrealized gains/(loss) recognized in OCI
Cash flow hedges
Foreign exchange contracts	33	(10)	47	9
Interest rate contracts	710	(369)	789	(189)
Commodity contracts	17	89	17	81
Other contracts	(3)	1	(1)	-
Net investment hedges
Foreign exchange contracts	(45)	(21)	(67)	(18)
	712	(310)	785	(117)
Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)
Foreign exchange contracts[1]	(3)	(1)	(3)	(1)
Interest rate contracts[2]	33	10	46	24
Commodity contracts[3]	(4)	(5)	(4)	(3)
	26	4	39	20
Amount of (gains)/loss reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)
Interest rate contracts[2]	(15)	4	23	4
Commodity contracts[3]	(1)	(3)	(2)	(5)
	(16)	1	21	(1)

1            Reported within Other income in the Consolidated Statements of Earnings.

2            Reported within Interest expense in the Consolidated Statements of Earnings.

3            Reported within Commodity costs in the Consolidated Statements of Earnings.

The Company estimates that $63 million of AOCI related to cash flow hedges will be reclassified to earnings in the next 12 months. Actual amounts reclassified to earnings depend on the foreign exchange rates, interest rates and commodity prices in effect when derivative contracts that are currently outstanding mature. For all forecasted transactions, the maximum term over which the Company is hedging exposures to the variability of cash flows is 54 months at June 30, 2013.

Non-Qualifying Derivatives

The following table presents the unrealized gains and losses associated with changes in the fair value of the Company’s non-qualifying derivatives.

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
(millions of Canadian dollars)
Foreign exchange contracts[1]	(508)	(76)	(701)	(61)
Interest rate contracts[2]	(1)	1	(5)	(1)
Commodity contracts[3]	157	(239)	104	(442)
Other contracts[4]	(2)	5	4	5
Total unrealized derivative fair value loss	(354)	(309)	(598)	(499)

1            Reported within Transportation and other services revenues and Other income in the Consolidated Statements of Earnings.

2            Reported within Interest expense in the Consolidated Statements of Earnings.

3            Reported within Transportation and other services revenues, Commodity costs and Operating and administrative expense in the Consolidated Statements of Earnings.

4            Reported within Operating and administrative expense in the Consolidated Statements of Earnings.

LIQUIDITY RISK

Liquidity risk is the risk the Company will not be able to meet its financial obligations, including commitments, as they become due. In order to manage this risk, the Company forecasts cash requirements over a 12 month rolling time period to determine whether sufficient funds will be available. The Company’s primary sources of liquidity and capital resources are funds generated from operations, the issuance of commercial paper and draws under committed credit facilities and long-term debt, which includes debentures and medium-term notes. The Company maintains current shelf prospectuses with securities regulators, which enables, subject to market conditions, ready access to either the Canadian or United States public capital markets. In addition, the Company maintains sufficient liquidity through committed credit facilities with a diversified group of banks and institutions which, if necessary, enables the Company to fund all anticipated requirements for one year without accessing the capital markets. The Company is in compliance with all the terms and conditions of its committed credit facilities at June 30, 2013. As a result, all credit facilities are available to the Company and the banks are obligated to fund and have been funding the Company under the terms of the facilities.

CREDIT RISK

Entering into derivative financial instruments may result in exposure to credit risk. Credit risk arises from the possibility that a counterparty will default on its contractual obligations. The Company enters into risk management transactions primarily with institutions that possess investment grade credit ratings. Credit risk relating to derivative counterparties is mitigated by credit exposure limits and contractual requirements, frequent assessment of counterparty credit ratings and netting arrangements.

The Company had group credit concentrations and maximum credit exposure, with respect to derivative instruments, in the following counterparty segments:

	June 30, 2013	December 31, 2012
(millions of Canadian dollars)
Canadian financial institutions	304	306
United States financial institutions	214	129
European financial institutions	180	244
Other[1]	117	128
	815	807

1            Other is comprised of commodity clearing house and physical natural gas and crude oil counterparties.

As at June 30, 2013, the Company had provided letters of credit totaling $125 million in lieu of providing cash collateral to its counterparties pursuant to the terms of the relevant ISDA agreements. The Company holds no significant cash collateral on asset exposures at June 30, 2013 or December 31, 2012.

Gross derivative balances have been presented without the effects of collateral posted. Derivative assets are adjusted for non-performance risk of the Company’s counterparties using their credit default swap spread rates, and are reflected in the fair value. For derivative liabilities, the Company’s non-performance risk is considered in the valuation.

Credit risk also arises from trade and other long-term receivables, and is mitigated through credit exposure limits and contractual requirements, assessment of credit ratings and netting arrangements. Credit risk is mitigated by the large and diversified customer base and the ability to recover an estimate for doubtful accounts through the ratemaking process. The Company actively monitors the financial strength of large industrial customers and, in select cases, has obtained additional security to minimize the risk of default on receivables. Generally, the Company classifies and provides for receivables older than 30 days as past due. The maximum exposure to credit risk related to non-derivative financial assets is their carrying value.

FAIR VALUE MEASUREMENTS

The Company’s financial assets and liabilities measured at fair value on a recurring basis include derivative instruments. The Company also discloses the fair value of other financial instruments not measured at fair value. The fair value of financial instruments reflects the Company’s best estimates of market value based on generally accepted valuation techniques or models and are supported by observable market prices and rates. When such values are not available, the Company uses discounted cash flow analysis from applicable yield curves based on observable market inputs to estimate fair value.

FAIR VALUE OF DERIVATIVES

The Company categorizes its derivative instruments measured at fair value into one of three different levels depending on the observability of the inputs employed in the measurement.

Level 1

Level 1 includes derivatives measured at fair value based on unadjusted quoted prices for identical assets and liabilities in active markets that are accessible at the measurement date. An active market for a derivative is considered to be a market where transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The Company’s Level 1 instruments consist primarily of exchange-traded derivatives used to mitigate the risk of crude oil price fluctuations. The Company does not have any other financial instruments categorized as Level 1.

Level 2

Level 2 includes derivative valuations determined using directly or indirectly observable inputs other than quoted prices included within Level 1. Derivatives in this category are valued using models or other industry standard valuation techniques derived from observable market data. Such valuation techniques include inputs such as quoted forward prices, time value, volatility factors and broker quotes that can be observed or corroborated in the market for the entire duration of the derivative. Derivatives valued using Level 2 inputs include non-exchange traded derivatives such as over-the-counter foreign exchange forward and cross currency swap contracts, interest rate swaps, physical forward commodity contracts, as well as commodity swaps and options for which observable inputs can be obtained.

The Company has also categorized the fair value of its held to maturity preferred share investment and long-term debt as Level 2. The fair value of the Company’s held to maturity preferred share investment is primarily based on the yield of certain Government of Canada bonds. The fair value of the Company’s long-term debt is based on quoted market prices for instruments of similar yield, credit risk and tenure.

Level 3

Level 3 includes derivative valuations based on inputs which are less observable, unavailable or where the observable data does not support a significant portion of the derivatives’ fair value. Generally, Level 3 derivatives are longer dated transactions, occur in less active markets, occur at locations where pricing information is not available or have no binding broker quote to support Level 2 classification. The Company has developed methodologies, benchmarked against industry standards, to determine fair value for these derivatives based on extrapolation of observable future prices and rates. Derivatives valued using Level 3 inputs primarily include long-dated derivative power contracts and NGL and natural gas contracts. The Company does not have any other financial instruments categorized in Level 3.

The Company uses the most observable inputs available to estimate the fair value of its derivatives. When possible, the Company estimates the fair value of its derivatives based on quoted market prices. If quoted market prices are not available, the Company uses estimates from third party brokers. For non-exchange traded derivatives classified in Levels 2 and 3, the Company uses standard valuation techniques to calculate the estimated fair value. These methods include discounted cash flows for forwards and swaps and Black-Scholes-Merton pricing models for options. Depending on the type of derivative and nature of the underlying risk, the Company uses observable market prices (interest, foreign exchange, commodity and share price) and volatility as primary inputs to these valuation techniques. Finally, the Company considers its own credit default swap spread as well as the credit default swap spreads associated with its counterparties in its estimation of fair value.

The Company has categorized its derivative assets and liabilities measured at fair value as follows:

June 30, 2013	Level 1	Level 2	Level 3	Total Gross Derivative Instruments
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	-	99	-	99
Interest rate contracts	-	79	-	79
Commodity contracts	3	97	122	222
Other contracts	-	11	-	11
	3	286	122	411
Long-term derivative assets
Foreign exchange contracts	-	95	-	95
Interest rate contracts	-	290	-	290
Commodity contracts	-	60	14	74
Other contracts	-	4	-	4
	-	449	14	463
Financial liabilities
Current derivative liabilities
Foreign exchange contracts	-	(101)	-	(101)
Interest rate contracts	-	(373)	-	(373)
Commodity contracts	(5)	(121)	(67)	(193)
	(5)	(595)	(67)	(667)
Long-term derivative liabilities
Foreign exchange contracts	-	(446)	-	(446)
Interest rate contracts	-	(108)	-	(108)
Commodity contracts	-	(336)	(148)	(484)
	-	(890)	(148)	(1,038)
Total net financial asset/(liability)
Foreign exchange contracts	-	(353)	-	(353)
Interest rate contracts	-	(112)	-	(112)
Commodity contracts	(2)	(300)	(79)	(381)
Other contracts	-	15	-	15
	(2)	(750)	(79)	(831)

December 31, 2012	Level 1	Level 2	Level 3	Total Gross Derivative Instruments
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	-	230	-	230
Interest rate contracts	-	16	-	16
Commodity contracts	3	7	118	128
Other contracts	-	9	-	9
	3	262	118	383
Long-term derivative assets
Foreign exchange contracts	-	315	-	315
Interest rate contracts	-	30	-	30
Commodity contracts	-	51	9	60
Other contracts	-	3	-	3
	-	399	9	408
Financial liabilities
Current derivative liabilities
Foreign exchange contracts	-	(105)	-	(105)
Interest rate contracts	-	(673)	-	(673)
Commodity contracts	(9)	(212)	(76)	(297)
	(9)	(990)	(76)	(1,075)
Long-term derivative liabilities
Foreign exchange contracts	-	(69)	-	(69)
Interest rate contracts	-	(305)	-	(305)
Commodity contracts	-	(314)	(75)	(389)
	-	(688)	(75)	(763)
Total net financial asset/(liability)
Foreign exchange contracts	-	371	-	371
Interest rate contracts	-	(932)	-	(932)
Commodity contracts	(6)	(468)	(24)	(498)
Other contracts	-	12	-	12
	(6)	(1,017)	(24)	(1,047)

The significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments were as follows:

June 30, 2013	Fair Value	Unobservable Input	Minimum Price	Maximum Price	Weighted Average Price
(fair value in millions of Canadian dollars)
Commodity contracts - financial[1]
Natural gas	3	Forward gas price	3.30	4.27	3.81	$/mmbtu[3]
Crude	10	Forward crude price	68.66	116.46	98.15	$/barrel
NGL	24	Forward NGL price	0.24	1.99	1.21	$/gallon
Power	(133)	Forward power price	40.50	95.50	58.73	$/MWH
Commodity contracts - physical[1]
Natural gas	(17)	Forward gas price	2.89	5.45	3.84	$/mmbtu[3]
Crude	15	Forward crude price	69.70	116.20	97.47	$/barrel
NGL	12	Forward NGL price	0.02	2.49	1.37	$/gallon
Power	(1)	Forward power price	30.74	39.91	33.06	$/MWH
Commodity options[2]
Natural gas	1	Option volatility	29%	36%	31%
NGL	7	Option volatility	25%	108%	47%
	(79)

1            Financial and physical forward commodity contracts are valued using a market approach valuation technique.

2            Commodity options contracts are valued using an option model valuation technique.

3            One million British thermal units (mmbtu).

If adjusted, the significant unobservable inputs disclosed in the table above would have a direct impact on the fair value of the Company’s Level 3 derivative instruments. The significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments include forward commodity prices and, for option contracts, price volatility. Changes in forward commodity prices could result in significantly different fair values for the Company’s Level 3 derivatives. Changes in price volatility would change the value of the option contracts. Generally speaking, a change in the estimate of forward commodity prices is unrelated to a change in the estimate of price volatility.

Changes in net fair value of derivative assets and liabilities classified as Level 3 in the fair value hierarchy were as follows:

	Six months ended June 30,
	2013	2012
(millions of Canadian dollars)
Level 3 net derivative asset/(liability) at beginning of period	(24)	32
Total gains/(loss)
Included in earnings[1]	(74)	65
Included in OCI	11	50
Settlements	8	(6)
Level 3 net derivative asset/(liability) at end of period	(79)	141

1            Reported within Transportation and other services revenues, Commodity costs and Operating and administrative expense in the Consolidated Statements of Earnings.

The Company’s policy is to recognize transfers as of the last day of the reporting period. There were no transfers between levels as at June 30, 2013 or 2012.

FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

The Company recognizes equity investments in other entities not categorized as held to maturity at fair value, with changes in fair value recorded in OCI, unless actively quoted prices are not available for fair value measurement in which case these investments are recorded at cost. The carrying value of all equity investments recognized at cost totaled $91 million at June 30, 2013 (December 31, 2012 - $66 million).

The Company has a held to maturity preferred share investment carried at its amortized cost of $274 million at June 30, 2013 (December 31, 2012 - $246 million). These preferred shares are entitled to a cumulative preferred dividend based on the average yield of Government of Canada bonds maturing in greater than 10 years plus a range of 4.3% to 4.4%. At June 30, 2013, the fair value of this preferred share investment approximates its face value of $580 million (December 31, 2012 - $580 million).

At June 30, 2013, the Company’s long-term debt had a carrying value of $21,019 million (December 31, 2012 - $20,855 million) and a fair value of $23,476 million (December 31, 2012 - $24,809 million).